Related party transactions - Schedule of Principal Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Telix Pharmaceuticals (Innovations) Pty Ltd | Australia
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Telix Pharmaceuticals Holdings Pty Limited | Australia
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Telix Pharmaceuticals International Holdings Pty Ltd | Australia
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Telix Pharmaceuticals Australia Holdings Pty Ltd | Australia
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Telix Pharmaceuticals (ANZ) Pty Ltd | Australia
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Telix Pharmaceuticals (Corporate) Pty Ltd | Australia
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Telix Pharmaceuticals (Belgium) SRL | Belgium
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Telix Innovations SA | Belgium
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Telix Innovations Rph Participacoes Ltda | Brazil
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	51.00%
Telix Pharmaceuticals (Canada) Inc. | Canada
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Telix ARTMS Inc. | Canada
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Telix Pharmaceuticals (France) SAS | France
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Telix Pharmaceuticals (Germany) GmbH | Germany
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Rhine Pharma GmbH | Germany
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Therapeia GmbH & Co. KG | Germany
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Therapeia Verwaltungs-GmbH | Germany
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Telix Pharma Japan KK | Japan
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Telix Pharmaceuticals (NZ) Limited | New Zealand
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Telix Pharmaceuticals (Singapore) Pte Ltd | Singapore
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Telix Pharmaceuticals (Switzerland) GmbH | Switzerland
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Telix Pharmaceuticals (UK) Ltd | United Kingdom
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Lightpoint Surgical Ltd | United Kingdom
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Lightpoint Surgical Spain S.L. (Lightpoint Medical Espana SLU) | Spain
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Telix Pharmaceuticals (US) Inc. | USA
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Telix Optimal Tracers, LLC | USA
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Telix IsoTherapeutics Group, Inc. | USA
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Telix QSAM, Inc. | USA
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
QSAM Therapeutics Inc. | USA
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
RLS (USA), Inc. | USA
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Las Vegas Radiopharmacy, Inc. | USA
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Telix Targeting Technologies, Inc. | USA
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
ARTMS US, Inc. | USA
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%